Cash (used in)/generated from operations	6 Months Ended
Dec. 31, 2021
Cash (used in)/generated from operations
Cash (used in)/generated from operations

28         Cash (used in)/generated from operations

	Three months ended		Six months ended
	31 December		31 December
	2021	2020	2021	2020
	£’000	£’000	£’000	£’000
(Loss)/profit before income tax	(2,067)	68,171	(21,887)	41,096
Adjustments for:
Depreciation	3,579	3,663	7,270	7,449
Amortization	38,653	32,459	73,787	64,002
Loss/(profit) on disposal of intangible assets	318	(14,278)	(17,158)	(1,683)
Net finance costs/(income)	7,472	(19,702)	17,126	(19,723)
Non-cash employee benefit expense - equity-settled share-based payments	433	488	968	1,753
Foreign exchange (gains)/losses on operating activities	(398)	50	(302)	1,174
Reclassified from hedging reserve	90	114	30	(412)
Changes in working capital:
Inventories	(105)	750	(796)	(606)
Prepayments	4,776	3,519	(13,751)	(9,908)
Contract assets – accrued revenue	(34,471)	(38,920)	(29,284)	(19,829)
Trade receivables	(5,832)	9,950	(5,541)	63,256
Other receivables	151	67	(650)	(132)
Contract liabilities – deferred revenue	(25,963)	(41,234)	39,615	(39,114)
Trade and other payables	(12,532)	(2,997)	(3,864)	(12,813)
Provisions	329	—	557	—
Cash (used in)/generated from operations	(25,567)	2,100	46,120	74,510